AXS 2X PFE Bear Daily ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2022 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$862,271
TOTAL NET ASSETS — 100.0%	$862,271

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	Pfizer, Inc.	Pay	3.82% (OBFR01* -50bps)	At Maturity	7/17/2023	$(1,649,275)	$-	$(75,566)
TOTAL EQUITY SWAP CONTRACTS								$(75,566)

*	OBFR01 - Overnight Bank Funding Rate, 4.32% as of December 31, 2022.